Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities
Net cash (used in)/provided by operating activities	¥ 42,297	$ 6,481	¥ (280,058)	¥ (12,743)
Cash flows from investing activities
Net cash (used in)/provided by investing activities	(49,576)	(7,597)	(16,330)	83,978
Cash flows from financing activities
Proceeds from issuance of ordinary shares			669,559
Proceeds from issuance of ordinary shares upon IPO			544,122
Payment for repurchase of ordinary shares	23,915	3,665
Net cash provided by/(used in) financing activities	(111,940)	(17,155)	277,951	295,200
Net (decrease)/increase in cash and cash equivalents	(119,219)	(18,271)	(18,437)	366,435
Effect of exchange rate changes on cash	(9,823)	(1,505)	(1,927)	2,275
Cash and cash equivalents, and restricted cash at the beginning of year	524,846	80,436	545,210	176,500
Cash and cash equivalents, and restricted cash at the end of year	395,804	60,660	524,846	¥ 545,210
Parent Company
Cash flows from operating activities
Receipt of refund from depository bank	13,285	2,036
Other cash used in operating activities	(1)		(39)
Net cash (used in)/provided by operating activities	13,284	2,036	(39)
Cash flows from investing activities
Increase in receivables from subsidiaries	28,451	4,360	(1,252,029)
Net cash (used in)/provided by investing activities	28,451	4,360	(1,252,029)
Cash flows from financing activities
Proceeds from issuance of ordinary shares			669,559
Proceeds from issuance of ordinary shares upon IPO			582,449
Payment for repurchase of ordinary shares	(23,915)	(3,665)
Prepayment under share repurchase agreement	(16,146)	(2,474)
Net cash provided by/(used in) financing activities	(40,061)	(6,139)	1,252,008
Net (decrease)/increase in cash and cash equivalents	1,674	257	(60)
Effect of exchange rate changes on cash	(1,541)	(236)	74
Cash and cash equivalents, and restricted cash at the beginning of year	14	2
Cash and cash equivalents, and restricted cash at the end of year	¥ 147	$ 23	¥ 14